Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		12/1/2016
	Collection Period Ending Date		12/31/2016
	Collection Period		19
	Payment Date		1/17/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.824897	$228,743,877.40	$15,567,647.53	$213,176,229.87
(4)	Class A-4 Notes	1.000000	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$329,243,877.40	$15,567,647.53	$313,676,229.87
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$332,993,877.40	$15,567,647.53	$317,426,229.87
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$228,743,877.40	$236,368.67
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$329,243,877.40	$386,682.00
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,304,430.92
(21)	Principal Collections		$10,258,790.92
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$4,989,454.44
(24)	Liquidation Proceeds		$111,829.43
(25)	Recoveries		$48,011.20
(26)	Investment Earnings		$—
(27)	Total Collections		$16,712,516.91
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$16,712,516.91
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$277,494.90	$277,494.90	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$236,368.67	$236,368.67	$—
(34)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$4,317,647.53	$4,317,647.53	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$480,692.48	$480,692.48	$—
			$16,712,516.91	$16,712,516.91
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$4,317,647.53
(50)	Fourth Allocation of Principal		$7,500,000.00
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$15,567,647.53
	4. POOL INFORMATION
(53)	Pool Balance		$317,426,230.00
(54)	Number of Receivables Outstanding		32,090
(55)	Weighted Average Contract Rate		4.85%
(56)	Weighted Average Maturity		36.90
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateral ization Amount		$5,625,000.00
(59)	Target Over Collateral ization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$207,545.56	38	$5,461.73
(72)	Recoveries for Collection Period		$48,011.20	65	$738.63
(73)	Net Losses/(Recoveries) for Collection Period		159,534.36
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$3,035,159.18
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.40469%

		12/31/2016	11/30/2016	10/31/2016	9/30/2016
(77)	Pool Balance at end of collection period	$317,426,230	$332,993,877	$350,008,283	$367,381,025
(78)	Number of receivables outstanding	32,090	32,911	33,925	34,851
(79)	Average month end Pool Balance	$325,210,054	$341,501,080	$358,694,654	$376,548,125
(80)	Realized Losses for Collection Period	$207,546	$269,177	$177,319	$170,598
(81)	Recoveries for Collection Period	$48,011	$83,007	$37,495	$70,760
(82)	Net Losses/(Recoveries) for Collection Period	$159,534	$186,169	$139,824	$99,838
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.766%	0.946%	0.593%	0.544%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.589%	0.654%	0.468%	0.318%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.501%

		12/31/2016	11/30/2016	10/31/2016	9/30/2016
(86)	Receivables 31-59 Days Delinquent	$3,507,494.21	$3,386,926.77	$3,530,552.54	$3,520,262.57
(87)	$ As % of Ending Pool Balance	1.105%	1.017%	1.009%	0.958%
(88)	# of Receivables	325	311	305	309
(89)	# As % of Ending Pool # of Receivables	1.013%	0.945%	0.899%	0.887%
(90)	Receivables 60-89 Days Delinquent	$625,158.67	$941,121.16	$805,931.40	$871,474.82
(91)	$ As % of Ending Pool Balance	0.197%	0.283%	0.230%	0.237%
(92)	# of Receivables	68	76	75	73
(93)	# As % of Ending Pool # of Receivables	0.212%	0.231%	0.221%	0.209%
(94)	Receivables 90 - 119 Days Delinquent	$328,464.53	$333,136.15	$347,369.79	$206,270.05
(95)	$ As % of Ending Pool Balance	0.103%	0.100%	0.099%	0.056%
(96)	# of Receivables	29	37	30	22
(97)	# As % of Ending Pool # of Receivables	0.090%	0.112%	0.088%	0.063%
(98)	Receivables 120+ Days Delinquent	$51,895.68	$44,740.70	$79,355.56	$66,346.59
(99)	$ As % of Ending Pool Balance	0.016%	0.013%	0.023%	0.018%
(100)	# of Receivables	3	5	5	5
(101)	# As % of Ending Pool # of Receivables	0.009%	0.015%	0.015%	0.014%
(102)	Total Delinquencies	$4,513,013.09	$4,705,924.78	$4,763,209.29	$4,664,354.03
(103)	$ As % of Ending Pool Balance	1.422%	1.413%	1.361%	1.27%
(104)	# of Receivables	425	429	415	409
(105)	# As % of Ending Pool # of Receivables	1.324%	1.304%	1.223%	1.174%
(106)	Total Repossession	$341,487.01	$278,484.15	$436,595.05	$487,964.78
(107)	# of Receivables	27	24	36	33

Name: Kim Taylor
Title: Senior Vice President
January 11, 2017